Note 9 - Term Loans and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
long-term debt, gross	$ 23,000
Less current portion of long-term debt, gross	1,057	$ 597
Less current portion debt issuance costs	(42)	(19)
Less current portion of long-term debt	1,015	578
Long-term debt, gross, net of current portion	21,943	10,301
Debt issuance costs, net of current portion	(373)	(134)
Long-term debt, net of current portion	21,570	10,167
New Term Loan Agreement [Member]
long-term debt, gross	23,000
Debt issuance costs	(415)
Long-term debt	$ 22,585
Term Loan Agreement [Member]
long-term debt, gross		10,898
Debt issuance costs		(153)
Long-term debt		$ 10,745